UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204 Vancouver, WA	98660
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

Marguerite Laurent

K&L Gates LLP

1601 K Street NW

Washington, DC 20006

 Registrant's telephone number, including area code: 800-711-9164

Date of fiscal year end: 07/31/2026

Date of reporting period: 07/31/2026

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Leader Funds Trust (the “registrant”) for the year ended July 31, 2026 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Leader Funds Trust

Leader Capital Short Term High Yield Bond Fund

Investor Class - LCCMX

Annual Report

July 31, 2026

This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$177	1.69%

How did the Fund perform last year?

The Fund’s Investor Class shares returned 9.16% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping duration short and holding floating-rate securities such as Collateralized Loan Obligations (“CLOs”), which generated higher income.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we concentrated the portfolio at the short end of the yield curve, where floating-rate instruments such as CLOs were among the primary drivers of performance.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
BRC Group Holdings, Inc., 6.00%, 01/31/2028
Dryden 45 Senior Loan Fund 2016-45A ER
BRC Group Holdings, Inc., 5.25%, 08/31/2028
Ukraine Government International Bond, 4.50%, 02/01/2029
Petroleos Mexicanos – Mexico, 7.69%, 01/23/50

Top 5 Detractors
Allegro CLO V-S Ltd. 2024-2A E
Madison Park Funding LV Ltd. 2022-55A ER
Rockford Tower CLO 2021-3 Ltd. 2021-3A ER
BRC Group Holdings, Inc.
LCM 34 Ltd. 34A E

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2026

Leader Capital Short Term High Yield Bond Fund Investor Class
Bloomberg Barclays U.S. Aggregate Bond Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$15,470
$11,431
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
7/31/2026

Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Class shares	9.16%	6.21%	4.46%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$202,005,224
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$1,084,477
Portfolio Turnover Rate	234.22%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	71.78%
Government	12.05%
Cash and Cash Equivalents	9.46%
Financials	4.90%
Energy	1.33%

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	9.46%
United States Treasury Bill, 0.00%, 12/03/2026	7.33%
Octagon 69 Ltd.	3.01%
Regatta XXIX Funding Ltd.	2.99%
OZLM XIV Ltd.	2.60%
Flagstar Bank NA	2.56%
Rad CLO 20 Ltd.	2.38%
Allegro CLO V-S Ltd.	2.24%
AB BSL CLO 3 Ltd.	2.20%
Rockford Tower CLO 2021-3 Ltd.	2.04%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital Short Term High Yield Bond Fund

Institutional Class - LCCIX

Annual Report

July 31, 2026

This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$122	1.16%

How did the Fund perform last year?

The Fund’s Institutional Class shares returned 9.93% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping duration short and holding floating-rate securities such as Collateralized Loan Obligations (“CLOs”), which generated higher income.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we concentrated the portfolio at the short end of the yield curve, where floating-rate instruments such as CLOs were among the primary drivers of performance.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
BRC Group Holdings, Inc., 6.00%, 01/31/2028
Dryden 45 Senior Loan Fund 2016-45A ER
BRC Group Holdings, Inc., 5.25%, 08/31/2028
Ukraine Government International Bond, 4.50%, 02/01/2029
Petroleos Mexicanos – Mexico, 7.69%, 01/23/50

Top 5 Detractors
Allegro CLO V-S Ltd. 2024-2A E
Madison Park Funding LV Ltd. 2022-55A ER
Rockford Tower CLO 2021-3 Ltd. 2021-3A ER
BRC Group Holdings, Inc.
LCM 34 Ltd. 34A E

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2026

Leaders Capital Short Term High Yield Bond Fund Institutional Class
Bloomberg Barclays U.S. Aggregate Bond Index
$200,000
$150,000
$100,000
$50,000
$158,934
$114,314
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
7/31/2026

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	9.93%	6.24%	4.74%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and representspast performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$202,005,224
Number of Portfolio Holdings	74
Investment Advisory Fees Paid	$1,084,477
Portfolio Turnover Rate	234.22%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	71.78%
Government	12.05%
Cash and Cash Equivalents	9.46%
Financials	4.90%
Energy	1.33%

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	9.46%
United States Treasury Bill, 0.00%, 12/03/2026	7.33%
Octagon 69 Ltd.	3.01%
Regatta XXIX Funding Ltd.	2.99%
OZLM XIV Ltd.	2.60%
Flagstar Bank NA	2.56%
Rad CLO 20 Ltd.	2.38%
Allegro CLO V-S Ltd.	2.24%
AB BSL CLO 3 Ltd.	2.20%
Rockford Tower CLO 2021-3 Ltd.	2.04%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital High Quality Income Fund

Investor Class - LCTRX

Annual Report

July 31, 2026

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Investor Class Shares, for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class shares	$141	1.38%

How did the Fund perform last year?

The Fund’s Investor Class shares returned 3.73% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping the core of the portfolio in floating-rate securities with under one year in duration, avoiding the interest-rate risk peers carried in fixed-rate intermediate bonds.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we kept our duration short and concentrated the portfolio at the front end of the yield curve, emphasizing floating-rate securities such as Collateralized Loan Obligations (“CLOs”). This positioning was the primary reason the Fund outperformed its benchmark during the period.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Boxabl, Inc.
Petroleos Mexicanos, 7.69%, 01/23/2050
Sound Point CLO VII-R Ltd. 2014-3RA D
Trinitas CLO XXII Ltd. 2023-22A C
Sound Point CLO IV-R Ltd. 2013-3RA D

Top 5 Detractors
Nassau 2018-II Ltd. 2018-IIA C
BlackRock Baker CLO 2021-1 Ltd. 2021-8A C
Madison Park Funding XXXVI Ltd. 2019-36A D2RR
United States Treasury Bond, 5.00%, 05/15/2046
United States Treasury Bond, 5.00%, 05/15/2056

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2026

Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Class shares	3.73%	5.26%	5.15%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,231,067,237
Number of Portfolio Holdings	152
Investment Advisory Fees Paid	$7,917,420
Portfolio Turnover Rate	175.45%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	40.39%
Cash and Cash Equivalents	17.19%
Mortgage-Backed Securities	16.87%
Government	7.94%
Energy	3.22%
Debt Funds	2.47%
Financials	2.16%
Communications	1.44%
Forest, Paper, & Wood Products	0.17%

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	17.19%
United States Treasury Bill, 0.00%, 12/03/2026	4.01%
United States Treasury Bond, 5.00%, 05/15/2046	3.93%
Petroleos Mexicanos, 7.69%, 01/23/2050	2.90%
Leader Short Term High Yield Bond Fund	2.39%
Black Diamond CLO 2024-1 Ltd.	1.55%
PGA Trust 2024-RSR2	1.50%
OFSI BSL XIII CLO Ltd.	1.47%
LSTR Trust 2026-HTL6	1.35%
Elevation CLO 2025-18 Ltd.	1.31%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital High Quality Income Fund

Institutional Class - LCTIX

Annual Report

July 31, 2026

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Institutional Class Shares, for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$101	0.99%

How did the Fund perform last year?

The Fund’s Institutional Class shares returned 4.02% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping the core of the portfolio in floating-rate securities with under one year in duration, avoiding the interest-rate risk peers carried in fixed-rate intermediate bonds.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we kept our duration short and concentrated the portfolio at the front end of the yield curve, emphasizing floating-rate securities such as Collateralized Loan Obligations (“CLOs”). This positioning was the primary reason the Fund outperformed its benchmark during the period.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Boxabl, Inc.
Petroleos Mexicanos, 7.69%, 01/23/2050
Sound Point CLO VII-R Ltd. 2014-3RA D
Trinitas CLO XXII Ltd. 2023-22A C
Sound Point CLO IV-R Ltd. 2013-3RA D

Top 5 Detractors
Nassau 2018-II Ltd. 2018-IIA C
BlackRock Baker CLO 2021-1 Ltd. 2021-8A C
Madison Park Funding XXXVI Ltd. 2019-36A D2RR
United States Treasury Bond, 5.00%, 05/15/2046
United States Treasury Bond, 5.00%, 05/15/2056

How has the Fund performed over the past 10 years?

Cumulative Performance of a Hypothetical $100,000 Investment as-of July 31, 2026

Leaders Capital High Quality Income Fund Institutional Class
Bloomberg Barclays U.S. Aggregate Bond Index
$200,000
$150,000
$100,000
$50,000
$172,518
$114,314
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
7/31/2026

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	4.02%	5.65%	5.60%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.35%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,231,067,237
Number of Portfolio Holdings	152
Investment Advisory Fees Paid	$7,917,420
Portfolio Turnover Rate	175.45%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	40.39%
Cash and Cash Equivalents	17.19%
Mortgage-Backed Securities	16.87%
Government	7.94%
Energy	3.22%
Debt Funds	2.47%
Financials	2.16%
Communications	1.44%
Forest, Paper, & Wood Products	0.17%

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	17.19%
United States Treasury Bill, 0.00%, 12/03/2026	4.01%
United States Treasury Bond, 5.00%, 05/15/2046	3.93%
Petroleos Mexicanos, 7.69%, 01/23/2050	2.90%
Leader Short Term High Yield Bond Fund	2.39%
Black Diamond CLO 2024-1 Ltd.	1.55%
PGA Trust 2024-RSR2	1.50%
OFSI BSL XIII CLO Ltd.	1.47%
LSTR Trust 2026-HTL6	1.35%
Elevation CLO 2025-18 Ltd.	1.31%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

Leader Funds Trust

Leader Capital High Quality Income Fund

Class A - LCATX

Annual Report

July 31, 2026

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund (the “Fund”), Class A Shares, for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.leadercapital.com/mutual-funds/resources-info/. You can also request this information by contacting us at (800) 711-9164.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$127	1.24%

How did the Fund perform last year?

The Fund’s Class A shares returned 3.85% during the year ended July 31, 2026 versus 2.71% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index by keeping the core of the portfolio in floating-rate securities with under one year in duration, avoiding the interest-rate risk peers carried in fixed-rate intermediate bonds.

What factors influenced performance during the past year?

The Fund’s fixed income strategy sought to strike a balance between risk and return. Against a backdrop of elevated interest rates, a steady economy, relatively low unemployment, and tight credit spreads, we kept our duration short and concentrated the portfolio at the front end of the yield curve, emphasizing floating-rate securities such as Collateralized Loan Obligations (“CLOs”). This positioning was the primary reason the Fund outperformed its benchmark during the period.

The largest contributors and detractors to Fund performance during the year on a security basis were as follows:

Top 5 Contributors
Boxabl, Inc.
Petroleos Mexicanos, 7.69%, 01/23/2050
Sound Point CLO VII-R Ltd. 2014-3RA D
Trinitas CLO XXII Ltd. 2023-22A C
Sound Point CLO IV-R Ltd. 2013-3RA D

Top 5 Detractors
Nassau 2018-II Ltd. 2018-IIA C
BlackRock Baker CLO 2021-1 Ltd. 2021-8A C
Madison Park Funding XXXVI Ltd. 2019-36A D2RR
United States Treasury Bond, 5.00%, 05/15/2046
United States Treasury Bond, 5.00%, 05/15/2056

How has the Fund performed since inception?

Cumulative Performance of a Hypothetical $10,000 Investment as-of July 31, 2026

Leaders Capital High Quality Income Fund Class A - Without Load
Leaders Capital High Quality Income Fund Class A - Load Adjusted
Bloomberg Barclays U.S. Aggregate Bond Index
$13,000
$12,000
$11,000
$10,000
$9,000
$12,507
$12,007
$11,108
6/21/2023
7/31/2023
1/31/2024
7/31/2024
1/31/2025
7/31/2025
1/31/2026
7/31/2026

Average Annual Total Returns
	1 Year	Since Inception(a)
Class A shares without sales charges	3.85%	7.45%
Class A shares with sales charges	(0.30)%	6.05%
Bloomberg U.S. Aggregate Bond Index	2.71%	3.43%
(a)	The Leader Capital High Quality Income Fund’s Class A shares commenced operation on June 21, 2023.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (800) 711-9164.

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortgage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, an index does not reflect any fees or expenses.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$1,231,067,237
Number of Portfolio Holdings	152
Investment Advisory Fees Paid	$7,917,420
Portfolio Turnover Rate	175.45%

What did the Fund invest in?

Asset Weighting (as a % of Net Assets)
Collateralized Loan Obligations	40.39%
Cash and Cash Equivalents	17.19%
Mortgage-Backed Securities	16.87%
Government	7.94%
Energy	3.22%
Debt Funds	2.47%
Financials	2.16%
Communications	1.44%
Forest, Paper, & Wood Products	0.17%

Top Ten Holdings (as a % of Net Assets)
Fidelity Government Portfolio – Institutional Class	17.19%
United States Treasury Bill, 0.00%, 12/03/2026	4.01%
United States Treasury Bond, 5.00%, 05/15/2046	3.93%
Petroleos Mexicanos, 7.69%, 01/23/2050	2.90%
Leader Short Term High Yield Bond Fund	2.39%
Black Diamond CLO 2024-1 Ltd.	1.55%
PGA Trust 2024-RSR2	1.50%
OFSI BSL XIII CLO Ltd.	1.47%
LSTR Trust 2026-HTL6	1.35%
Elevation CLO 2025-18 Ltd.	1.31%

Additional information about the Fund

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit https://www.leadercapital.com/mutual-funds/resources-info/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 711-9164.

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant,

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The code of ethics is not posted on the Registrant’s website.

(f)	A copy of the registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	The registrant’s board of trustees has determined that Martin Kehoe is audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kehoe is independent for purposes of this Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $43,500 and $49,500 with respect to the registrant’s fiscal years ended July 31, 2026 and July 31, 2025, respectively. The July 31, 2026 fees were paid to Tait, Weller & Baker, LP. With respect to the July 31, 2025 fees, $33,000 was paid to Tait, Weller & Baker, LLP and $16,500 was paid to Sanville & Company, of which $1,500 was related to the coordination and cooperation with successor auditor review of audit workpapers and $15,000 was for services pertaining to the restatement of prior year financial statements. Certain fees reported in 2025 have been restated in this filing from those reported in the registrant’s filing for the reporting period ended July 31, 2025.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,000 and $5,000 with respect to the registrant’s fiscal years ended July 31, 2026 and July 31, 2025, respectively. The tax fees for the fiscal years ended July 31, 2026 and July 31, 2025 were paid to Tait, Weller & Baker, LLP and the services comprising these fees were the preparation of the registrant’s 2026 federal income and excise tax returns.

(d)	All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 31, 2026 and $22,000 for the fiscal year ended July 31, 2025. The services comprising these fees paid for the fiscal year ended July 31, 2025 were paid to Tait, Weller & Baker, LLP and were for verification of NAV error computations.

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended July 31, 2026 and July 31, 2025 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

(i)	Not applicable

(j)	Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual financial statements and additional information filed under item 7 of this form.

Item 7.Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Leader Capital Short Term High Yield Bond Fund

Investor Class Shares (Ticker Symbol: LCCMX)
Institutional Class Shares (Ticker Symbol: LCCIX)

Leader Capital High Quality Income Fund

Investor Class Shares (Ticker Symbol: LCTRX)
Institutional Class Shares (Ticker Symbol: LCTIX)
Class A Shares (Ticker Symbol: LCATX)

Series of the
Leader Funds Trust

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

July 31, 2026

Investment Adviser:

Leader Capital Corp.

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

1-800-711-9164

www.leadercapital.com

Distributed by Matrix 360 Distributors, LLC
Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

The accompanying notes are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2026

Shares				Fair Value
	COMMON STOCK - 1.59%
	Diversified Financial Services - 1.59%
450,000	BRC Group Holdings, Inc. (i)			$3,222,000

	TOTAL COMMON STOCK (Cost $3,767,034)			3,222,000

Shares		Coupon Rate (%)	Maturity	Fair Value

	PREFERRED STOCK - 0.75%
	Diversified Financial Services - 0.75%
54,941	BRC Group Holdings, Inc. (c)	6.000	1/31/2028	1,143,872
18,818	BRC Group Holdings, Inc. (c)	5.250	8/31/2028	363,376

	TOTAL PREFERRED STOCK (Cost $1,269,289)			1,507,248

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 71.78%
	Collateralized Loan Obligations - 71.78%
$1,005,452	1828 CLO Ltd. (e)(f)	2016-1A	Class DR	10.605	10/15/2031	1,002,509
4,500,000	AB BSL CLO 3 Ltd (e)(f)	2021-3A	Class ER	8.829	4/20/2038	4,435,297
3,000,000	AGL CLO 3 Ltd. (e)(f)	2020-3A	Class ER	9.003	4/15/2038	2,590,352
4,900,000	Allegro CLO V-S Ltd. (e)(f)	2024-2A	Class E	11.275	7/24/2037	4,529,214
2,500,000	Allegro CLO X Ltd. (e)(f)	2019-1A	Class E	10.871	4/20/2032	2,500,000
4,000,000	Bain Capital Credit CLO 2019-1 (e)(f)	2019-1A	Class ER	11.001	4/19/2034	3,801,769
1,000,000	Ballyrock CLO 18 Ltd. (e)(f)	2021-18A	Class DR	9.503	4/15/2038	942,617
1,275,000	Battalion CLO XV Ltd. (e)(f)	2020-15A	Class E	10.361	1/17/2033	1,159,588
2,500,000	Battalion CLO XXII Ltd. (e)(f)	2021-22A	Class E	10.941	1/20/2035	2,074,506
3,390,000	BlueMountain CLO XXIX Ltd. (e)(f)	2020-29A	Class ER	10.932	7/25/2034	3,224,354
3,750,000	BlueMountain CLO XXXV Ltd. (e)(f)	2022-35A	Class E1R	11.808	10/22/2037	3,652,461
3,000,000	Bryant Park Funding 2024-24 Ltd. (e)(f)	2024-24A	Class E	10.393	10/15/2037	3,043,186
2,060,000	Canyon Capital CLO 2021-1 Ltd. (e)(f)	2021-1A	Class E	10.425	4/15/2034	1,828,516
3,500,000	Carlyle Global Market Strategies CLO 2016-3 Ltd. (e)(f)	2016-3A	Class ERR	10.991	7/20/2034	3,293,176
1,000,000	Cathedral Lake VIII Ltd. (e)(f)	2021-8A	Class E	11.481	1/20/2035	955,708
3,250,000	Cedar Funding IV CLO Ltd. (e)(f)	2014-4A	Class ER3	10.422	1/23/2038	3,049,515
4,000,000	Cedar Funding VIII CLO Ltd. (e)(f)	2017-8A	Class ERR	10.170	1/17/2038	3,769,695
1,000,000	Columbia Cent CLO 31 Ltd. (e)(f)	2021-31A	Class E	10.279	4/20/2034	943,183
2,500,000	Columbia Cent CLO 33 Ltd. (e)(f)	2024-33A	Class E	10.889	4/20/2037	2,487,996
4,000,000	Crown City CLO II (e)(f)	2020-2A	Class DR	10.839	4/20/2035	3,600,418
500,000	Dryden 37 Senior Loan Fund (e)(f)	2015-37A	Class ER	9.165	1/15/2031	479,761
1,375,000	Dryden 42 Senior Loan Fund (e)(f)	2016-42A	Class ERR	10.253	7/15/2037	1,332,365
2,000,000	Dryden 68 CLO Ltd. (e)(f)	2019-68A	Class ER	10.765	7/15/2035	1,888,892
2,000,000	Dryden 78 CLO Ltd. (e)(f)	2020-78A	Class E2R	10.380	4/17/2037	1,939,986
4,000,000	Dryden 95 CLO Ltd. (e)(f)	2021-95A	Class E	10.054	8/20/2034	3,820,167
4,000,000	Elevation CLO 2021-12 Ltd. (e)(f)	2021-12A	Class ER	11.209	4/20/2037	3,829,664
2,000,000	Fortress Credit BSL XIII Ltd. (e)(f)	2021-2A	Class E	10.901	7/20/2034	1,892,604
2,000,000	Gallatin CLO VIII 2017-1 Ltd. (e)(f)	2017-1A	Class ER	10.935	7/15/2031	1,821,219

The accompanying notes are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 71.78% (continued)
	Collateralized Loan Obligations - 71.78% (continued)
$3,700,000	Invesco CLO 2022-1 Ltd. (e)(f)	2022-1A	Class E	10.029	4/20/2035	$3,387,210
2,000,000	Jefferson Mill CLO Ltd. (e)(f)	2015-1A	Class ER	10.441	10/20/2031	1,835,044
3,000,000	KKR CLO 48 Ltd. (e)(f)	48A	Class ER	9.765	10/20/2038	2,965,229
3,250,000	LCM 34 Ltd. (e)(f)	34A	Class E	10.531	10/20/2034	2,287,242
1,000,000	LCM 37 Ltd. (e)(f)	37A	Class E	11.383	4/15/2034	694,751
2,000,000	Madison Park Funding LI Ltd. (e)(f)	2021-51A	Class ER	9.729	10/19/2038	1,805,380
4,455,000	Madison Park Funding LV Ltd. (e)(f)	2022-55A	Class ER	9.729	7/18/2037	4,099,291
1,004,000	Marble Point CLO XXII Ltd. (e)(f)	2021-2A	Class E	11.462	7/25/2034	942,675
2,000,000	Morgan Stanley Eaton Vance CLO 2023-19 Ltd. (e)(f)	2023-19A	Class ER	9.253	7/15/2038	1,925,807
2,000,000	Mountain View CLO XIV Ltd. (e)(f)	2019-1A	Class ER	11.375	10/15/2034	1,798,136
3,000,000	Mountain View CLO XV Ltd. (e)(f)	2019-2A	Class ER	11.743	7/15/2037	2,857,206
6,000,000	Octagon 69 Ltd. (e)(f)	2024-3A	Class E	9.675	7/24/2037	6,073,268
4,000,000	Octagon Investment Partners 50 Ltd. (e)(f)	2020-4A	Class ER	10.815	1/15/2035	3,675,860
3,000,000	OZLM VI Ltd. (e)(f)	2014-6A	Class DS	10.061	4/17/2031	2,901,066
5,281,500	OZLM XIV Ltd. (e)(f)	2015-14A	Class DR3	11.903	1/15/2038	5,251,149
1,500,000	OZLM XIX Ltd. (e)(f)	2017-19A	Class DR	11.645	1/15/2035	1,423,080
1,000,000	Park Avenue Institutional Advisers CLO Ltd. 2022-1 (e)(f)	2022-1A	Class D	11.019	4/20/2035	977,541
2,500,000	PPM CLO 4 Ltd. (e)(f)	2020-4A	Class ER2	10.909	3/18/2038	2,363,242
2,000,000	PPM CLO 5 Ltd. (e)(f)	2021-5A	Class E	10.491	10/18/2034	1,731,521
1,500,000	Rad CLO 16 Ltd. (e)(f)	2022-16A	Class ER	10.253	7/15/2037	1,417,497
4,800,000	Rad CLO 20 Ltd. (e)(f)	2023-20A	Class DR	10.129	7/20/2040	4,817,180
6,000,000	Regatta XXIX Funding Ltd. (e)(f)	2024-3A	Class E	9.603	9/6/2037	6,030,799
4,675,000	Rockford Tower CLO 2021-3 Ltd. (e)(f)	2021-3A	Class ER	11.173	1/15/2038	4,113,957
2,000,000	Rockford Tower CLO 2025-1 Ltd. (e)(f)	2025-1A	Class E	9.353	3/31/2038	1,876,983
2,000,000	Sixth Street CLO XXVI Ltd. (e)(f)	2024-26A	Class E	9.379	10/18/2037	2,025,144
2,000,000	Symphony CLO XXXI Ltd. (e)(f)	2022-31A	Class ER	8.733	1/22/2038	1,956,408
2,500,000	TCW CLO 2021-1 Ltd. (e)(f)	2021-1A	Class ER1	10.479	1/20/2038	2,357,539
1,750,000	Trinitas CLO XI Ltd. (e)(f)	2019-11A	Class ER	11.285	7/15/2034	1,527,400

	TOTAL ASSET-BACKED SECURITIES (Cost $150,957,979)					145,006,323

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 3.89%
	Banks - 0.00%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC - Ireland (a)(b)(d)(g)(j)(k)	H15T10Y + 8.067%	9.500	Perpetual	—

	Oil & Gas - 1.33%
3,000,000	Petroleos Mexicanos - Mexico		7.690	1/23/2050	2,682,000

The accompanying notes are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 3.89% (continued)
	Savings & Loans - 2.56%
$5,250,000	Flagstar Bank NA (f)		6.803	11/6/2028	$5,169,764

	TOTAL CORPORATE BONDS (Cost $9,335,927)				7,851,764

	U.S. GOVERNMENT BOND - 7.33%
15,000,000	United States Treasury Bill		0.000	12/3/2026	14,809,290

	TOTAL U.S. GOVERNMENT BOND (Cost $14,806,632)				14,809,290

	NON U.S. GOVERNMENT AGENCIES - 4.72%
	Sovereign - 4.72%
336,515	Ukraine Government International Bond (e)(g)		4.500	2/1/2029	287,720
26,260	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2030	19,334
98,130	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2034	56,915
3,250,000	Ukraine Government International Bond (g)(i)(k)		0.000	2/1/2034	1,885,000
144,220	Ukraine Government International Bond (e)(g)		4.500	2/1/2034	102,396
3,700,000	Ukraine Government International Bond (g)(k)		4.500	2/1/2034	2,627,000
82,926	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2035	50,585
3,100,000	Ukraine Government International Bond (g)(i)(k)		0.000	2/1/2035	1,891,000
3,700,000	Ukraine Government International Bond (g)(k)		4.500	2/1/2035	2,576,125
69,105	Ukraine Government International Bond (e)(g)(i)		0.000	2/1/2036	41,463

	TOTAL NON U.S. GOVERNMENT AGENCIES (Cost $10,186,015)				9,537,538

Shares		Fair Value
	SHORT-TERM INVESTMENT - 9.46%
19,104,869	Fidelity Government Portfolio - Institutional Class, 3.59% (h)	$19,104,869

	TOTAL SHORT-TERM INVESTMENT (Cost $19,104,869)	19,104,869

	TOTAL INVESTMENTS (Cost $209,427,745) - 99.52%	$201,039,032

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.48%	966,192

	NET ASSETS - 100%	$202,005,224

The following abbreviations are used in this portfolio:

BSL - Borrower-Specific Loan

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

Ltd. - Limited Company

NA - National Association

PJSC - Public Joint-Stock Company

The accompanying notes are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

(a)The Liquidity Administrator has determined that these securities are illiquid. As of July 31, 2026, these securities amounted to $0 or 0% of net assets.

(b)The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Notes 2 and 3 to the Notes to the Financial Statements.

(c)Rate shown represents the dividend rate as of July 31, 2026

(d)Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(e)Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the total market value of 144A securities is $145,564,736 or 72.06% of net assets.

(f)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)Variable rate security; the rate shown represents the rate as of July 31, 2026.

(h)Rate disclosed is the seven day effective yield as of July 31, 2026.

(i)Non-income producing security.

(j)Security is in default.

(k)Security was acquired pursuant to Regulation S under the Securities Act of 1933 and may be subject to resale restrictions. As of July 31, 2026, the aggregate fair value of Regulation S securities is $8,979,125 or 4.44% of net assets.

The accompanying notes are an integral part of these financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2026

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 0.88%
	Forestry, Paper, & Wood Products - 0.17%
506,849	Boxabl, Inc. (a)(b)(c)			$2,089,232

	Private Equity - 0.71%
200,000	KKR & Co., Inc.	6.250	3/1/2028	8,678,000

	TOTAL PREFERRED STOCK (Cost $9,257,880)			10,767,232

	EXCHANGE-TRADED FUND - 0.08%
	Debt Fund - 0.08%
50,000	Academy Veteran Bond ETF			969,300

	TOTAL EXCHANGE-TRADED FUND (Cost $988,000)			969,300

	MUTUAL FUND - 2.39%
	Debt Fund - 2.39%
3,617,067	Leader Capital Short Term High Yield Bond Fund - Institutional Class			29,479,099

	TOTAL MUTUAL FUND (Cost $28,795,346)			29,479,099

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 57.26%
	Commercial Mortgage-Backed Securities - 16.87%
$1,000,000	A10 2025-FL6 Issuer, LLC (d)(e)	2025-FL6	Class A	5.141	5/15/2042	1,001,250
1,500,000	Acore 2026-FL1 Issuer LLC (d)(e)	2026-FL1	Class A	5.120	8/20/2043	1,500,937
2,500,000	ACREC 2026-FL4, LLC (d)(e)	2026-FL4	Class B	5.470	1/18/2043	2,495,312
1,000,000	ACREC 2026-FL4, LLC (d)(e)	2026-FL4	Class C	5.670	1/18/2043	996,250
2,500,000	Arbor Realty CRE Notes 2026-FL1 LLC (d)(e)	2026-FL1	Class A	5.170	9/20/2043	2,508,500
3,000,000	BAMLL Trust 2024-BHP (d)(e)	2024-BHP	Class B	6.576	8/15/2039	3,029,497
7,875,000	BRSP 2024-FL2 Ltd. (d)(e)	2024-FL2	Class C	7.213	8/19/2037	7,862,376
12,200,000	BSPRT 2026-FL13 Issuer LLC (d)(e)	2026-FL13	Class A	5.170	10/18/2043	12,241,968
959,180	BX Commercial Mortgage Trust 2024- AIR2 (d)(e)	2024-AIR2	Class C	5.918	10/15/2041	967,104
5,000,000	BX Commercial Mortgage Trust 2026-CSMO (d)(e)	2026-CSMO	Class A	5.076	2/15/2043	5,021,753
2,000,000	BX Trust 2025-DELC (d)(e)	2025-DELC	Class C	5.876	12/15/2042	2,040,098
2,000,000	BX Trust 2025-DELC (d)(e)	2025-DELC	Class D	6.276	12/15/2042	2,040,122
2,000,000	BX Trust 2025-GW (d)(e)	2025-GW	Class C	5.776	7/15/2042	2,017,818
7,000,000	BX Trust 2025-VOLT (d)(e)	2025-VOLT	Class B	5.776	12/15/2044	7,011,684
11,000,000	BXMT 2026-FL6 Ltd. (d)(e)	2026-FL6	Class A	5.120	8/19/2043	11,000,550
9,000,000	CONE Trust 2024-DFW1 (d)(e)	2024-DFW1	Class D	6.716	8/15/2041	9,026,512
7,572,000	FS Rialto 2024-FL9 Issuer, LLC (d)(e)	2024-FL9	Class C	6.315	10/19/2039	7,583,291
1,000,000	Greystone CRE Notes 2025-FL4, LLC (d)(e)	2025-FL4	Class B	6.265	1/15/2043	1,003,130

The accompanying notes are an integral part of these financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 57.26% (continued)
	Commercial Mortgage-Backed Securities - 16.87% (continued)
$2,000,000	Greystone CRE Notes 2025-FL4, LLC (d)(e)	2025-FL4	Class C	6.565	1/15/2043	$2,006,260
8,213,853	HIH Trust 2024-61P (d)(e)	2024-61P	Class B	6.017	10/15/2041	8,266,200
11,499,394	HIH Trust 2024-61P (d)(e)	2024-61P	Class C	6.517	10/15/2041	11,594,020
4,525,000	HONO 2021-LULU Mortgage Trust (d)(e)	2021-LULU	Class C	5.641	10/15/2036	4,528,834
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY (d)(e)	2024-RGCY	Class C	6.516	9/15/2041	6,028,252
3,000,000	LoanCore 2025 2025-CRE8 Issuer, LLC (d)(e)	2025-CRE8	Class E	7.170	8/17/2042	2,977,345
16,600,000	LSTR Trust 2026-HTL6 (d)(e)	2026-HTL6	Class A	5.176	12/15/2040	16,588,086
3,006,000	MF1 2021-FL7 Ltd. (d)(e)	2021-FL7	Class C	5.834	10/16/2036	3,007,954
5,000,000	MF1 2021-FL7 Ltd. (d)(e)	2021-FL7	Class E	6.584	10/16/2036	5,007,611
1,500,000	MF1 2024-FL15 (d)(e)	2024-FL15	Class B	6.161	8/18/2041	1,504,680
3,000,000	MF1 2024-FL15 (d)(e)	2024-FL15	Class C	6.610	8/18/2041	3,013,125
5,437,000	MF1 2025-FL19, LLC (d)(e)	2025-FL19	Class B	6.011	5/18/2042	5,447,167
8,000,000	MF1 2025-FL19, LLC (d)(e)	2025-FL19	Class C	6.510	5/18/2042	8,014,960
12,000,000	MF1 2026-FL21, LLC (d)(e)	2026-FL21	Class A	5.020	2/18/2041	12,011,160
5,000,000	MF1 2026-FL22, LLC (d)(e)	2026-FL22	Class AS	5.270	11/18/2043	5,000,000
5,700,000	MF1 2026-FL22, LLC (d)(e)	2026-FL22	Class B	5.470	11/18/2043	5,700,000
5,000,000	NYCT Trust 2024-3ELV (d)(e)	2024-3ELV	Class C	6.516	8/15/2029	5,081,922
1,000,000	PFP 2026-13 Ltd. (d)(e)	2026-13	Class B	5.520	8/18/2043	1,003,130
1,000,000	PFP 2026-13 Ltd. (d)(e)	2026-13	Class C	5.670	8/18/2043	1,002,500
18,410,000	PGA Trust 2024-RSR2 (d)(e)	2024-RSR2	Class C	6.466	6/15/2039	18,496,807
2,000,000	SWCH Commercial Mortgage Trust 2025- DATA (d)(e)	2025-DATA	Class E	7.017	2/15/2042	2,017,439
						207,645,604
	Collateralized Loan Obligations - 40.39%
4,000,000	AB BSL CLO 5 Ltd. (d)(e)	2024-5A	Class D2	7.779	1/20/2038	3,993,350
3,305,000	AGL CLO 35 Ltd. (d)(e)	2024-35A	Class C	5.634	1/21/2038	3,327,977
3,000,000	Allegro CLO XIX Ltd. (d)(e)	2025-1A	Class C	5.700	4/17/2038	3,021,127
2,000,000	Allegro CLO XV Ltd. (d)(e)	2022-1A	Class C2R	6.229	4/20/2038	2,020,554
4,000,000	Allegro CLO XV Ltd. (d)(e)	2022-1A	Class D2R	7.729	4/20/2038	3,956,262
1,000,000	AMMC CLO 26 Ltd. (d)(e)	2023-26A	Class CR	5.953	4/15/2036	1,006,576
3,795,000	Apex Credit CLO 12 Ltd. (d)(e)	2025-12A	Class C1	5.979	4/20/2038	3,827,902
10,000,000	Apex Credit CLO 12 Ltd. (d)(e)	2025-12A	Class D2	7.979	4/20/2038	9,952,748
6,000,000	APIDOS CLO XLI Ltd. (d)(e)	2022-41A	Class CR	5.679	10/20/2037	6,044,689
4,000,000	Athena CLO III, LLC (d)(e)	2024-3A	Class B	6.479	4/20/2036	4,012,497
6,000,000	Athena CLO III, LLC (d)(e)	2024-3A	Class C	7.229	4/20/2036	6,028,625
6,000,000	Atlantic Avenue 2024-2 Ltd. (d)(e)	2024-2A	Class C	6.829	4/20/2037	6,056,194
1,750,000	Bain Capital Credit CLO 2022-3 Ltd. (d)(e)	2022-3A	Class CR	5.650	7/17/2035	1,761,425
2,000,000	Bain Capital Credit CLO 2023-4 Ltd. (d)(e)	2023-4A	Class CR	5.584	1/21/2039	2,013,490
3,000,000	Ballyrock CLO 25 Ltd. (d)(e)	2023-25A	Class C2R	7.560	1/25/2038	2,942,148
5,000,000	Ballyrock CLO 32 Ltd. (d)(e)	2025-32A	Class A1A	5.020	1/25/2039	5,012,331
8,000,000	Barings CLO Ltd. 2019-II (d)(e)	2019-2A	Class D2RR	8.003	1/15/2038	7,924,332
10,000,000	Barings CLO Ltd. 2021-III (d)(e)	2021-3A	Class CR	5.629	1/18/2035	10,049,759
2,000,000	Battalion CLO XX Ltd. (d)(e)	2021-20A	Class D2R	7.903	4/15/2038	1,979,046
3,125,000	Benefit Street Partners CLO Ltd. (d)(e)	2015-6BR	Class D2R	7.479	4/20/2038	3,120,811
4,050,000	Benefit Street Partners CLO XIV Ltd. (d)(e)	2018-14A	Class CR	5.729	10/20/2037	4,067,093

The accompanying notes are an integral part of these financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 57.26% (continued)
	Collateralized Loan Obligations - 40.39% (continued)
$5,000,000	Birch Grove CLO 2 Ltd. (d)(e)	2021-2A	Class C1R	5.779	10/19/2037	$5,021,104
2,110,000	Birch Grove CLO 9 Ltd. (d)(e)	2024-9A	Class C	5.733	10/22/2037	2,118,904
19,000,000	Black Diamond CLO 2024-1 Ltd. (d)(e)	2024-1A	Class C1	6.160	10/25/2037	19,109,641
12,500,000	BlackRock Shasta CLO XIII, LLC (d)(e)	2024-1A	Class C	6.803	7/15/2036	12,551,275
1,000,000	BlueMountain CLO XXII Ltd. (d)(e)	2018-22A	Class C	5.965	7/15/2031	1,004,170
8,000,000	Brightwood Capital MM CLO 2024-2 Ltd. (d)(e)	2024-2A	Class C	7.603	4/15/2036	8,038,818
5,000,000	Bryant Park Funding 2024-25 Ltd. (d)(e)	2024-25A	Class D2	7.729	1/18/2038	5,000,283
5,000,000	Canyon CLO 2025-1 Ltd. (d)(e)	2025-1A	Class D2	7.653	4/15/2038	4,955,874
2,000,000	Capital Four U.S. CLO III Ltd. (d)(e)	2022-2A	Class C1R	5.934	4/21/2038	2,006,995
5,000,000	Capital Four U.S. CLO III Ltd. (d)(e)	2022-2A	Class D2R	7.734	4/21/2038	4,931,717
5,000,000	Carlyle U.S. CLO 2019-3 Ltd. (d)(e)	2019-3A	Class BR3	5.179	4/20/2039	5,024,771
3,750,000	Carlyle U.S. CLO 2021-7 Ltd. (d)(e)	2021-7A	Class D2R	7.753	4/15/2040	3,699,709
13,500,000	Carlyle U.S. CLO 2022-6 Ltd. (d)(e)	2022-6A	Class CR2	5.560	10/25/2038	13,582,173
4,000,000	Carlyle U.S. CLO 2023-2 Ltd. (d)(e)	2023-2A	Class CR	5.629	7/20/2038	4,028,604
7,000,000	Cedar Funding XII CLO Ltd. (d)(e)	2020-12A	Class CRR	5.710	1/25/2038	7,048,724
6,000,000	CFIP CLO 2017-1 Ltd. (d)(e)	2017-1A	Class CR	6.591	10/18/2034	6,034,406
4,000,000	CIFC Funding 2014-II-R Ltd. (d)(e)	2014-2RA	Class D2AR	8.775	10/24/2037	3,963,624
6,500,000	CIFC Funding 2018-I Ltd. (d)(e)	2018-1A	Class D1R	6.529	1/18/2038	6,510,636
2,500,000	Columbia Cent CLO 32 Ltd. (d)(e)	2022-32A	Class C1R2	5.875	7/24/2034	2,518,633
1,000,000	Dryden 49 Senior Loan Fund (d)(e)	2017-49A	Class CR	6.041	7/18/2030	1,004,233
6,000,000	Dryden 93 CLO Ltd. (d)(e)	2021-93A	Class BR	5.453	1/15/2038	6,034,283
6,600,000	Dryden 93 CLO Ltd. (d)(e)	2021-93A	Class D2R	7.853	1/15/2038	6,514,212
4,100,000	Elevation CLO 2020-11 Ltd. (d)(e)	2020-11A	Class D1BR	8.753	10/15/2037	4,052,519
16,000,000	Elevation CLO 2025-18 Ltd. (d)(e)	2025-18A	Class D1	6.679	3/28/2038	16,087,509
9,000,000	Elevation CLO 2025-18 Ltd. (d)(e)	2025-18A	Class D2	7.729	3/28/2038	8,932,793
3,000,000	Elevation CLO 2026-19 Ltd. (d)(e)	2026-19A	Class A1	5.033	3/31/2038	3,005,742
5,000,000	Elmwood CLO 39 Ltd. (d)(e)	2025-2A	Class D2	7.300	4/17/2038	4,960,599
3,750,000	Elmwood CLO VII Ltd. (d)(e)	2020-4A	Class CRR	5.750	10/17/2037	3,765,825
2,500,000	Elmwood CLO XI Ltd. (d)(e)	2021-4A	Class D2R	7.429	1/20/2038	2,497,257
1,100,000	Gallatin CLO XI 2024-1 Ltd. (d)(e)	2024-1A	Class C	6.029	10/20/2037	1,106,341
10,000,000	Hayfin U.S. XV Ltd. (d)(e)	2024-15A	Class C	6.370	4/28/2037	10,075,316
1,000,000	ICG U.S. CLO 2020-1 Ltd. (d)(e)	2020-1A	Class DR	7.591	1/20/2035	1,002,490
10,000,000	Invesco U.S. CLO 2023-3 Ltd. (d)(e)	2023-3A	Class CR	5.653	7/15/2038	10,071,423
15,702,000	Invesco U.S. CLO 2023-4 Ltd. (d)(e)	2023-4A	Class CR	5.579	1/18/2039	15,807,912
8,000,000	Kennedy Lewis CLO 4 Ltd. (d)(e)	4A	Class D2RR	8.529	7/20/2037	7,815,266
600,000	KKR CLO 49 Ltd. (d)(e)	49A	Class D1R	7.029	10/20/2037	603,859
10,000,000	Madison Park Funding LXII Ltd. (d)(e)	2022-62A	Class CR2	5.793	7/16/2038	10,077,057
2,000,000	Madison Park Funding LXIX Ltd. (d)(e)	2024-69A	Class D2	8.560	7/25/2037	1,982,446
11,000,000	Madison Park Funding XXXVI Ltd. (d)(e)	2019-36A	Class D2RR	7.453	4/15/2035	10,418,782
1,500,000	Magnetite XLI Ltd. (d)(e)	2024-41A	Class D2	7.660	1/25/2038	1,507,410
1,515,000	Magnetite XXXIV Ltd. (d)(e)	2023-34A	Class D2R	7.303	1/15/2038	1,500,198
7,500,000	Marble Point CLO XVIII Ltd. (d)(e)	2020-2A	Class CR2	5.753	3/15/2038	7,554,317
1,000,000	Neuberger Berman CLO XXI Ltd. (d)(e)	2016-21A	Class D2R3	7.679	1/20/2039	998,844
2,500,000	Neuberger Berman Loan Advisers CLO 26 Ltd. (d)(e)	2017-26A	Class D2R	8.079	10/18/2038	2,468,714

The accompanying notes are an integral part of these financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

Principal Amount		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET-BACKED SECURITIES - 57.26% (continued)
	Collateralized Loan Obligations - 40.39% (continued)
$1,200,000	NGC CLO 2 Ltd. (d)(e)	2025-2A	Class C1	5.929	4/20/2038	$1,210,414
5,589,000	Oaktree CLO 2019-2 Ltd. (d)(e)	2019-2A	Class BRR	5.953	10/15/2037	5,618,328
4,000,000	Oaktree CLO 2023-2 Ltd. (d)(e)	2023-2A	Class CR	5.679	7/20/2038	4,028,578
2,000,000	Oaktree CLO 2024-27 Ltd. (d)(e)	2024-27A	Class D2	7.933	10/22/2037	2,000,475
1,025,000	Obra CLO 1 Ltd. (d)(e)	2024-1A	Class D2	8.259	1/20/2038	1,007,115
11,000,000	Ocean Trails CLO XV Ltd. (d)(e)	2024-15A	Class CR	5.753	1/15/2039	11,087,241
2,000,000	Octagon 52 Ltd. (d)(e)	2021-1A	Class CR	6.002	7/23/2037	2,010,401
6,000,000	OFSI BSL XII Ltd. (d)(e)	2023-12A	Class D2R	7.729	1/20/2038	5,853,595
18,000,000	OFSI BSL XIII CLO Ltd. (d)(e)	2024-13A	Class CR	5.629	7/20/2039	18,135,625
5,625,000	OFSI BSL XIV CLO Ltd. (d)(e)	2024-14A	Class D2	8.879	7/20/2037	5,678,485
2,000,000	OHA Credit Partners VII Ltd. (d)(e)	2012-7A	Class D2R4	7.142	2/20/2038	1,991,512
4,750,000	Palmer Square CLO 2021-1 Ltd. (d)(e)	2021-1A	Class C2R	7.279	4/20/2038	4,612,219
1,000,000	Park Blue CLO 2022-1 Ltd. (d)(e)	2022-1A	Class CR	5.829	10/20/2037	1,004,738
1,500,000	PPM CLO 3 Ltd. (d)(e)	2019-3A	Class DR	7.111	4/17/2034	1,459,596
2,500,000	Rad CLO 10 Ltd. (d)(e)	2021-10A	Class C	5.764	4/23/2034	2,517,594
5,000,000	Rad CLO 16 Ltd. (d)(e)	2022-16A	Class CR	6.203	7/15/2037	5,030,888
3,120,000	Rad CLO 21 Ltd. (d)(e)	2023-21A	Class CR	5.610	1/25/2037	3,135,305
2,000,000	Rad CLO 25 Ltd. (d)(e)	2024-25A	Class C2	6.129	7/20/2037	2,012,380
4,000,000	Sculptor CLO XXVI Ltd. (d)(e)	26A	Class CR	5.929	1/20/2038	4,034,118
6,250,000	Steele Creek CLO 2016-1 Ltd. (d)(e)	2016-1A	Class DR	6.826	6/15/2031	6,300,648
6,500,000	Steele Creek CLO 2018-1 Ltd. (d)(e)	2018-1A	Class D	6.865	4/15/2031	6,552,086
5,000,000	Sycamore Tree CLO 2024-5 Ltd. (d)(e)	2024-5A	Class CR	5.629	10/20/2038	5,036,245
749,037	TCI-Symphony CLO 2017-1 Ltd. (d)(e)	2017-1A	Class CR	5.815	7/15/2030	752,034
5,000,000	TCW CLO 2019-2 Ltd. (d)(e)	2019-2A	Class CR2	5.629	1/20/2038	5,034,755
8,000,000	TCW CLO 2021-1 Ltd. (d)(e)	2021-1A	Class D2R1	7.729	1/20/2038	7,850,318
2,500,000	Trinitas CLO XV Ltd. (d)(e)	2021-15A	Class CR	5.783	4/22/2034	2,517,612
8,000,000	VCC CLO 1, LLC (d)(e)	2024-1A	Class C	6.379	10/20/2036	8,044,568
1,300,000	Voya 2012-4 Ltd. (d)(e)	2012-4A	Class BR3	5.965	10/15/2030	1,305,411
1,000,000	Voya CLO 2014-4 Ltd. (d)(e)	2014-4A	Class CR2	7.352	7/14/2031	1,011,016
4,950,000	Wellfleet CLO 2022-1 Ltd. (d)(e)	2022-1A	Class D2R	8.353	7/15/2037	4,799,244
9,400,000	Wind River 2021-3 CLO Ltd. (d)(e)	2021-3A	Class D2R	7.679	4/20/2038	9,218,259
7,500,000	Wind River 2021-4 CLO Ltd. (d)(e)	2021-4A	Class D	7.191	1/20/2035	7,240,030
						497,205,177

	TOTAL ASSET-BACKED SECURITIES (Cost $704,969,007)					704,850,781

	CORPORATE BONDS - 6.11%
	Banks - 0.24%
3,000,000	Flagstar Bank NA (e)			6.803	11/6/2028	2,954,151

	Diversified Financial Services - 0.41%
5,000,000	CIG DS1, LLC (d)			5.000	8/1/2026	5,000,000

The accompanying notes are an integral part of these financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

Principal Amount	Series	Class	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 6.11% (continued)
	Internet - 1.44%
$5,000,000	Amazon.com, Inc.		6.050	3/13/2076	$4,610,950
5,000,000	Alphabet, Inc.		5.700	11/15/2075	4,413,575
5,000,000	Meta Platforms, Inc.		5.750	11/15/2065	4,140,155
5,000,000	Meta Platforms, Inc.		6.450	5/15/2066	4,566,640
					17,731,320
	Investment Companies - 0.80%
10,000,000	Blue Owl Technology Finance Corp.		6.500	10/15/2029	9,898,800

	Oil & Gas - 3.22%
5,000,000	Petroleos Mexicanos - Mexico		5.625	1/23/2046	3,880,000
40,000,000	Petroleos Mexicanos - Mexico		7.690	1/23/2050	35,760,000
					39,640,000

	TOTAL CORPORATE BONDS (Cost $74,392,431)				75,224,271

	U.S. GOVERNMENT BONDS - 7.94%
50,000,000	United States Treasury Bill		0.000	12/3/2026	49,364,301
50,000,000	United States Treasury Bond		5.000	5/15/2046	48,371,094

	TOTAL U.S. GOVERNMENT BONDS (Cost $98,887,991)				97,735,395

Shares		Fair Value
	SHORT-TERM INVESTMENT - 17.19%
211,651,632	Fidelity Government Portfolio - Institutional Class, 3.59% (f)	211,651,632

	TOTAL SHORT-TERM INVESTMENT (Cost $211,651,632)	211,651,632

	TOTAL INVESTMENTS (Cost $1,128,942,287) - 91.85%	$1,130,677,710

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.15%	100,389,527

	NET ASSETS - 100%	$1,231,067,237

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

CRE - Commercial Real Estate

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited Company

NA - National Association

The accompanying notes are an integral part of these financial statements.

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2026

(a)The Liquidity Administrator has determined that these securities are illiquid. As of July 31, 2026, these securities amounted to $2,089,232 or 0.17% of net assets.

(b)The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c)Non-income producing security.

(d)Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the total market value of 144A securities is $709,850,781 or 57.66% of net assets.

(e)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)Rate disclosed is the seven day effective yield as of July 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2026

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Assets:
Investments in securities of unaffiliated issuers at cost:	$209,427,745	$1,100,146,941
Investments in securities of affiliated issuers at cost:	—	28,795,346
Investments in securities of unaffiliated issuers at value:	201,039,032	1,101,198,611
Investments in securities of affiliated issuers at value:	—	29,479,099
Receivables:
Interest	983,514	3,019,596
Dividends from affiliated issuer	—	218,894
Fund shares sold	927,724	1,874,018
Investments sold	—	98,072,459
Prepaid expenses	32,007	451,845
Total assets	202,982,277	1,234,314,522

Liabilities:
Payables:
Fund shares redeemed	271,115	1,831,230
Distributions	435,331	591,943
Due to Adviser	107,598	672,042
Accrued distribution (12b-1) fees	88,914	30,749
Due to administrator, fund accountant and transfer agent	11,981	65,452
Accrued trustee fees	1,309	8,358
Accrued expenses	60,805	47,511
Total liabilities	977,053	3,247,285
Commitments and contingencies(a)	—	—
Net Assets	$202,005,224	$1,231,067,237

Net Assets consist of:
Paid-in capital	$288,854,101	$1,296,306,108
Total accumulated deficit	(86,848,877)	(65,238,871)
Total Net Assets	$202,005,224	$1,231,067,237

Investor Class Shares:
Net assets	$32,431,374	63,668,092
Shares outstanding (unlimited number of shares authorized, no par value)	3,943,069	5,843,444
Net asset value, offering price and redemption price per share	$8.22	$10.90

Institutional Class Shares:
Net assets	$169,573,850	1,158,702,305
Shares outstanding (unlimited number of shares authorized, no par value)	20,803,537	106,062,877
Net asset value, offering price and redemption price per share	$8.15	$10.92

Class A Shares(b):
Net assets	$—	$8,696,840
Shares outstanding (unlimited number of shares authorized, no par value)	—	760,389
Net asset value and redemption price per share	$—	$11.44
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$11.92

(a)See Note 14 in the Notes to Financial Statements.

(b)Class A shares are normally subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 18 months of purchase.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2026

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Investment income:
Interest	$17,844,540	$76,112,756
Dividends	280,552	1,320,348
Dividends from affiliates	—	2,726,968
Total investment income	18,125,092	80,160,072

Expenses:
Investment advisory fees(a)	1,305,523	7,917,420
Distribution (12b-1) fees - Investor Class	161,599	261,117
Distribution (12b-1) fees - Class A	—	21,047
Accounting, administration and transfer agent fees and expenses(a)	292,445	1,346,404
Shareholder services fees	187,783	1,827,054
Miscellaneous expenses	113,231	—
Insurance expenses	78,039	125,316
Trustee fees and expenses	58,564	135,417
Printing expenses	52,223	72,075
Registration expenses	48,899	110,873
Audit expenses	48,824	25,264
Legal expenses	42,605	395,501
Custodian expenses	17,230	159,353
Compliance fees(a)	7,345	1,992
Pricing expenses	1,854	2,034
Total expenses	2,416,164	12,400,867
Expenses voluntarily waived by Adviser for affiliated holdings	(221,046)	—
Net expenses	2,195,118	12,400,867

Net Investment Income	15,929,974	67,759,205

Realized and unrealized gain (loss) on investment securities:
Net realized gain (loss) on investments and foreign currency transactions	2,968,055	(14,362,038)
Net realized loss on investments from affiliates	—	(60,534)
Change in unrealized depreciation on investments	(7,328,497)	(5,154,033)
Change in unrealized appreciation on investments from affiliates	—	132,875
Net realized and unrealized loss on investments and foreign currency transactions	(4,360,442)	(19,443,730)

Net Increase in Net Assets Resulting from Operations	$11,569,532	$48,315,475

(a)See Note 6 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

July 31, 2026

	Leader Capital Short Term High Yield Bond Fund
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase in Net Assets due to:
Operations:
Net investment income	$15,929,974	$12,115,779
Net realized gain on investment securities	2,968,055	2,062,241
Change in unrealized depreciation on investment securities	(7,328,497)	(746,808)
Net increase in net assets resulting from operations	11,569,532	13,431,212

Distributions to shareholders from:
Distributable earnings - Investor Class	(2,803,159)	(3,472,783)
Distributable earnings - Institutional Class	(13,125,190)	(9,076,467)
Total Distributions	(15,928,349)	(12,549,250)

From Shares of Beneficial Interest
Proceeds from shares sold:
Investor Class	7,956,501 (1)	31,925,817	(2)
Institutional Class	106,587,737 (1)	113,865,890	(2)
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	2,001,834	2,668,681
Institutional Class	8,577,261	5,409,585
Payments from shares redeemed:
Investor Class	(13,357,359)	(31,234,936	)(3)
Institutional Class	(59,738,258)	(71,669,858	)(3)
Net increase in net assets from shares of beneficial interest	52,027,716	50,965,179

Total Increase in Net Assets	47,668,899	51,847,141

Net Assets:
Beginning of year	$154,336,325	$102,489,184

End of year	$202,005,224	$154,336,325

(1)Inclusive of $725,896 and $3,300,921 for Investor Class and Institutional Class, respectively, returned to the Fund from amounts held in escrow and is also net of $30,159 and $97,423 paid to the Investor Class and Institutional Class, respectively, for the effect of a NAV error (see Note 2h).

(2)Net of $118,601 and $1,527,949 for Investor Class and Institutional Class, respectively, for the effect of the 2025 NAV error adjustment (see Note 10).

(3)Net of $99,834 and $872,428 for Investor Class and Institutional Class, respectively, for the effect of the 2025 NAV error adjustment (see Note 10).

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

July 31, 2026

	Leader Capital Short Term High Yield Bond Fund
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Share Activity
Investor Class:
Shares sold	874,232	3,852,917
Shares reinvested	243,477	325,204
Shares redeemed	(1,623,935)	(3,804,846)
Net increase / (decrease) in shares of beneficial interest outstanding	(506,226)	373,275

Institutional Class:
Shares sold	12,635,617	13,900,720
Shares reinvested	1,052,702	659,512
Shares redeemed	(7,376,131)	(8,696,345)
Net increase in shares of beneficial interest outstanding	6,312,188	5,863,887

Shares Outstanding
Investor Class:
Beginning of year	4,449,295	4,076,020
End of year	3,943,069	4,449,295

Institutional Class:
Beginning of year	14,491,349	8,627,462
End of year	20,803,537	14,491,349

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

July 31, 2026

	Leader Capital High Quality Income Fund
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase in Net Assets due to:
Operations:
Net investment income	$67,759,205	$63,676,338
Net realized gain (loss) on investment securities and foreign currency transactions	(14,422,572)	2,632,105
Change in unrealized depreciation on investment securities	(5,021,158)	(5,714,010)
Net increase in net assets resulting from operations	48,315,475	60,594,433

Distributions to shareholders from:
Distributable earnings - Investor Class	(3,601,400)	(4,099,316)
Distributable earnings - Institutional Class	(63,712,837)	(59,189,427)
Distributable earnings - Class A	(428,099)	(404,087)
Total Distributions	(67,742,336)	(63,692,830)

From Shares of Beneficial Interest
Proceeds from shares sold:
Investor Class	30,071,919	41,654,323
Institutional Class	543,756,585	752,940,824
Class A	3,244,630	2,744,704
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	3,404,014	3,880,966
Institutional Class	56,030,838	51,296,081
Class A	426,926	400,342
Payments for shares redeemed:
Investor Class	(48,338,926)	(33,595,344)
Institutional Class	(562,985,072)	(436,895,343)
Class A	(2,731,856)	(968,475)
Net increase in net assets from shares of beneficial interest	22,879,058	381,458,078

Total Increase in Net Assets	3,452,197	378,359,681

Net Assets:
Beginning of year	$1,227,615,040	$849,255,359

End of year	$1,231,067,237	$1,227,615,040

See accompanying notes which are an integral part of these financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

July 31, 2026

	Leader Capital High Quality Income Fund
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Share Activity
Investor Class:
Shares sold	2,725,899	3,749,946
Shares reinvested	308,709	349,207
Shares redeemed	(4,374,947)	(3,023,660)
Net increase / (decrease) in shares of beneficial interest outstanding	(1,340,339)	1,075,493

Institutional Class:
Shares sold	49,150,300	67,582,940
Shares reinvested	5,070,205	4,604,356
Shares redeemed	(50,890,697)	(39,231,744)
Net increase in shares of beneficial interest outstanding	3,329,808	32,955,552

Class A:
Shares sold	280,193	231,198
Shares reinvested	36,940	34,407
Shares redeemed	(236,194)	(83,216)
Net increase in shares of beneficial interest outstanding	80,939	182,389

Shares Outstanding
Investor Class:
Beginning of year	7,183,783	6,108,290
End of year	5,843,444	7,183,783

Institutional Class:
Beginning of year	102,733,069	69,777,517
End of year	106,062,877	102,733,069

Class A:
Beginning of year	679,450	497,061
End of year	760,389	679,450

See accompanying notes which are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Investor Class
	For the Years Ended						Period Ended May 31, 2023(8)		For the Years Ended
	July 31, 2026		July 31, 2025		July 31, 2024				May 31, 2023		May 31, 2022
					(Restated)		(Restated)		(Restated)		(Restated)
Net Asset Value, Beginning of Year/Period	$8.21		$8.08		$7.30		$6.87		$7.96		$9.10

Investment Operations:
Net investment income(1)	0.72		0.74		0.91		0.12		0.34		0.44
Net realized and unrealized gain (loss) on investments	(0.20)		0.17		0.98		0.45		(0.98)		(1.22)
Total from investment operations	0.52		0.91		1.89		0.57		(0.64)		(0.78)

Less distributions from:
Net investment income	(0.71)		(0.78)		(0.92)		(0.15)		(0.42)		(0.34)
Return of capital	—		—		—		—		(0.07)		—
Total distributions	(0.71)		(0.78)		(0.92)		(0.15)		(0.49)		(0.34)

Impact of NAV error	0.20	(14)	0.00	(11)(13)	(0.19	)(13)	0.01	(13)	0.04	(13)	(0.02	)(13)

Net Asset Value, End of Year/Period	$8.22		$8.21		$8.08	(5)(12)	$7.30	(5)(12)	$6.87	(5)(12)	$7.96	(5)(12)

Total Return(2)	9.16	%(9)	11.76	%(9)	24.20	%(5)(9)(12)	8.34	%(5)(7)(9)(12)	(7.98	)%(5)(9)(12)	(9.07	)%(5)(9)(12)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$32,431		$36,527		$32,926	(12)	$14,632	(12)	$13,773	(12)	$17,706	(12)

Ratio of net expenses to average net assets:(3)
Before waivers	1.81%		1.75%		1.93%		3.10	%(6)	2.68%		2.78%
After waivers	1.69%		1.63%		1.93%		3.10	%(6)	2.68%		2.78%

Ratio of net investment income to average net assets(3)(4)
Before waivers	8.62%		8.86%		11.40%		9.37	%(6)	4.42%		4.28%
After waivers	8.74%		8.98%		11.40%		9.37	%(6)	4.42%		4.28%

Portfolio turnover rate	234.22%		182.71%		225.68%		99.96	%(7)	505.72%		717.77%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 2.66%, 0.00%, 8.22%, 0.58%, (1.41)% and (4.58)% for the years ended July 31, 2026, July 31, 2025, and July 31, 2024, period ended July 31, 2023 and years ended May 31, 2023 and May 31, 2022, respectively.

(10)Reimbursement from the Adviser due to NAV error (see Note 10).

(11)Amount was less than $0.005 per share.

(12)This amount has been restated as a result of a NAV error. (see Note 10).

(13)Net effect of NAV error on subscribing and redeeming shareholders during period in which the NAV was overstated (see Note 10).

(14)Effect to NAV resulting from the return to the Fund of amounts previously placed in escrow in connection with the prior-period NAV error. See Note 2(h).

See accompanying notes which are an integral part of these financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Institutional Class
	For the Years Ended						Period Ended July 31, 2023(8)		For the Years Ended
	July 31, 2026		July 31, 2025		July 31, 2024				May 31, 2023		May 31, 2022
					(Restated)		(Restated)		(Restated)		(Restated)
Net Asset Value, Beginning of Year/Period	$8.13		$8.06		$7.42		$6.98		$8.06		$9.19

Investment Operations:
Net investment income(1)	0.75		0.81		0.96		0.13		0.37		0.49
Net realized and unrealized gain (loss) on investments	(0.20)		0.14		1.34		0.72		(1.06)		(1.22)
Total from investment operations	0.55		0.95		2.30		0.85		(0.69)		(0.73)

Less distributions from:
Net investment income	(0.75)		(0.84)		(0.97)		(0.15)		(0.44)		(0.38)
Return of capital	—		—		—		—		(0.07)		—
Total distributions	(0.75)		(0.84)		(0.97)		(0.15)		(0.51)		(0.38)

Impact of NAV error	0.22	(13)	(0.04	)(12)	(0.69	)(12)	(0.26	)(12)	0.12	(12)	(0.02	)(12)

Net Asset Value, End of Year/Period	$8.15		$8.13		$8.06	(5)(11)	$7.42	(5)(11)	$6.98	(5)(11)	$8.06	(5)(11)

Total Return(2)	9.93	%(9)	11.62	%(9)	22.36	%(5)(9)(11)	8.36	%(5)(7)(9)(11)	(7.50	)%(5)(9)(11)	(8.54	)%(5)(9)(11)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$169,574		$117,809		$69,563	(11)	$12,462	(11)	$6,944	(11)	$10,683	(11)

Ratio of net expenses to average net assets:(3)
Before waivers	1.29%		1.25%		1.41%		2.74	%(6)	2.21%		2.28%
After waivers	1.16%		1.13%		1.37%		2.74	%(6)	2.21%		2.28%

Ratio of net investment income to average net assets(3)(4)
Before waivers	9.11%		9.72%		11.69%		9.78	%(6)	4.71%		4.79%
After waivers	9.24%		9.84%		11.73%		9.78	%(6)	4.71%		4.79%

Portfolio turnover rate	234.22%		182.71%		225.68%		99.96	%(7)	505.72%		717.77%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9) A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 2.96%, (0.54)%, 8.22%, 0.58%, (1.41)% and (4.58)% for the years ended July 31, 2026, July 31, 2025, and July 31, 2024, the period ended July 31, 2023 and years ended May 31, 2023 and May 31, 2022, respectively.

(10)Reimbursement from the Adviser due to NAV error (see Note 10).

(11)This amount has been restated as a result of a NAV Error (see Note 10).

(12)Net effect of NAV error on subscribing and redeeming shareholders during period in which the NAV was overstated (see Note 13).

(13)Effect to NAV resulting from the return to the Fund of amounts previously placed in escrow in connection with the prior-period NAV error. See Note 2(h).

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Investor Class
	For the Years Ended				Period Ended July 31, 2023(7)		For the Years Ended
	July 31, 2026		July 31, 2025	July 31, 2024			May 31, 2023	May 31, 2022
Net Asset Value, Beginning of Year/Period	$11.07		$11.09	$10.98	$10.93		$10.61	$10.57

Investment Operations:
Net investment income(1)	0.58		0.62	0.70	0.11		0.18	0.26
Net realized and unrealized gain (loss) on investments	(0.17)		(0.01)	0.12	0.06		0.64	(0.01)
Total from investment operations	0.41		0.61	0.82	0.17		0.82	0.25

Less distributions from:
Net investment income	(0.58)		(0.63)	(0.71)	(0.12)		(0.50)	(0.21)
Total distributions	(0.58)		(0.63)	(0.71)	(0.12)		(0.50)	(0.21)

Impact of NAV error	—		0.00 (8)	—	—		—	—

Net Asset Value, End of Year/Period	$10.90		$11.07	$11.09	$10.98		$10.93	$10.61

Total Return(2)	3.73	%(9)	5.63%	7.47%	1.56	%(6)	7.73%	2.39%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$63,668		$79,531	$67,767	$32,484		$27,971	$11,073

Ratio of net expenses to average net assets:(3)
Including dividend and interest expense	1.38%		1.40%	1.35%	1.32	%(5)	1.94%	2.33%
Excluding dividend and interest expense	1.38%		1.40%	1.35%	1.32	%(5)	1.94%	2.33%

Ratio of net investment income to average net assets(3)(4)	5.23%		5.60%	6.35%	6.15	%(5)	10.21%	2.37%

Portfolio turnover rate	175.45%		132.76%	112.95%	3.39	%(6)	89.42%	855.36%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Annualized.

(6)Not annualized.

(7)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(8)Amount was less than $0.005 per share.

(9)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Institutional Class
	For the Years Ended			Period Ended July 31, 2023(8)		For the Years Ended
	July 31, 2026	July 31, 2025	July 31, 2024			May 31, 2023	May 31, 2022
Net Asset Value, Beginning of Year/Period	$11.10	$11.12	$11.01	$10.95		$10.61	$10.56

Investment Operations:
Net investment income(1)	0.62	0.67	0.75	0.12		0.40	0.30
Net realized and unrealized gain (loss) on investments	(0.18)	(0.02)	0.11	0.07		0.46	(0.01)
Total from investment operations	0.44	0.65	0.86	0.19		0.86	0.29

Less distributions from:
Net investment income	(0.62)	(0.67)	(0.75)	(0.13)		(0.52)	(0.24)
Total distributions	(0.62)	(0.67)	(0.75)	(0.13)		(0.52)	(0.24)

Impact of NAV error	—	0.00 (9)	—	—		—	—

Net Asset Value, End of Year/Period	$10.92	$11.10	$11.12	$11.01		$10.95	$10.61

Total Return(2)	4.02%	6.03%	7.81%	1.74	%(7)	8.11%	2.78	%(5)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,158,702	$1,140,208	$775,718	$272,895		$207,525	$15,589

Ratio of net expenses to average net assets:(3)
Including dividend and interest expense	0.99%	1.03%	0.97%	0.94	%(6)	2.70%	1.94%
Excluding dividend and interest expense	0.99%	1.03%	0.97%	0.94	%(6)	2.70%	1.94%

Ratio of net investment income to average net assets(3)(4)	5.58%	6.03%	6.71%	6.51	%(6)	22.00%	2.82%

Portfolio turnover rate	175.45%	132.76%	112.95%	3.39	%(7)	89.42%	855.36%

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)Annualized.

(7)Not annualized.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)Amount was less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Class A
	For the Years Ended				Period Ended July 31, 2023(7)(8)
	July 31, 2026		July 31, 2025	July 31, 2024
Net Asset Value, Beginning of Year/Period	$11.59		$11.61	$11.06	$10.94

Investment Operations:
Net investment income(1)	0.62		0.68	0.71	0.04
Net realized and unrealized gain (loss) on investments	(0.18)		(0.03)	0.57	0.16
Total from investment operations	0.44		0.65	1.28	0.20

Less distributions from:
Net investment income	(0.59)		(0.67)	(0.73)	(0.08)
Total distributions	(0.59)		(0.67)	(0.73)	(0.08)

Impact of NAV error	—		0.00 (9)	—	—

Net Asset Value, End of Year/Period	$11.44		$11.59	$11.61	$11.06

Total Return(2)	3.85	%(10)	5.73%	11.57%	1.83	%(6)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$8,697		$7,875	$5,771	$259

Ratio of net expenses to average net assets:(3)
Including dividend and interest expense	1.24%		1.28%	1.18%	0.83	%(5)
Excluding dividend and interest expense	1.24%		1.28%	1.18%	0.83	%(5)

Ratio of net investment income to average net assets(3)(4)	5.33%		5.81%	6.19%	3.09	%(5)

Portfolio turnover rate	175.45%		132.76%	112.95%	3.39	%(6)

(1)Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)These ratios exclude the impact of acquired fund fees and expenses of the underlying security holdings.

(4)Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)Annualized.

(6)Not annualized.

(7)The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(8)Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)Amount was less than $0.005 per share.

(10)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

Leader Funds Trust

Notes to the Financial Statements

July 31, 2026

1.Organization

Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019, is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of each of the High Yield Fund and the High Quality Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively.

Each Fund has four classes of shares: Investor Class, Institutional Class, Class A and Class C. Class A shares in the High Yield Fund and Class C shares in both Funds are not currently being offered for sale. Investor and Institutional shares are offered at net asset value (“NAV”) in both Funds. Class A shares in the High Quality Fund are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the same assets of the Fund and each class is identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b) Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

c) Investment Companies – The Funds may invest in exchange-traded funds (“ETFs”) as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

d) Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the High Yield Fund and declared daily and paid monthly for the High Quality Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment

2.Significant Accounting Policies (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

e) Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2023 – July 31, 2025, or expected to be taken in each Fund’s July 31, 2026 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

h) Payment from affiliate – On July 31, 2025, $5,774,249 was placed into an escrow account for the benefit of the shareholders of the High Yield Fund for the losses resulting from a NAV error that occurred from February 22, 2022 through July 31, 2024. As of the year ended July 31, 2026, all funds placed in escrow in connection with the NAV error have been disbursed, with $4,026,817 of the escrowed amount being returned to the High Yield Fund from shareholders that opted out of their distributions. During the year ended July 31, 2026, the Advisor reimbursed the High Yield Fund $127,582 related to a previously identified, non-material NAV error associated with the valuation of one portfolio investment. The reimbursement was made pursuant to the High Yield Fund’s NAV error policies and procedures. The reimbursements are reflected in the High Yield Fund’s financial statements and are included in capital transactions in the Statements of Changes in Net Assets.

i) Segment Reporting – The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacts financial statement disclosures only and will not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CEO of the Adviser acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ respective comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

3.Securities Valuation and Fair Value Measurements

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Company’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock, ETFs, and preferred stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds and mutual funds – Money market funds and mutual funds are valued at their net asset value per share and are categorized as level 1.

Fixed income securities (asset-backed securities (“ABS”), collateralized loan obligations (“CLO”) and mortgage-backed securities (“MBS”)) - Securities valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser may use inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2026, for each Fund’s assets and liabilities measured at fair value:

High Yield Fund: Financial Instruments - Assets Classification	Level 1	Level 2	Level 3	Totals
Common Stock(1)	$3,222,000	$—	$—	$3,222,000
Preferred Stock(1)	1,507,248	—	—	1,507,248
Asset Backed Securities	—	145,006,323	—	145,006,323
Corporate Bonds(1)(2)	—	7,851,764	0	7,851,764
U.S. Government Bond	—	14,809,290	—	14,809,290
Non U.S. Government Bonds	—	9,537,538	—	9,537,538
Short-Term Investment	19,104,869	—	—	19,104,869
Total Assets	$23,834,117	$177,204,915	$0	$201,039,032

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

High Yield Fund: Financial Instruments - Assets Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock(1)	$8,678,000	$2,089,232	$—	$10,767,232
Exchange-Traded Fund(1)	969,300	—	—	969,300
Mutual Fund(1)	29,479,099	—	—	29,479,099
Asset Backed Securities	—	704,850,781	—	704,850,781
Corporate Bonds(1)	—	75,224,271	—	75,224,271
U.S. Government Bonds	—	97,735,395	—	97,735,395
Short-Term Investment	211,651,632	—	—	211,651,632
Total Assets	$250,778,031	$879,899,679	$—	$1,130,677,710

(1)For a detailed break-out of common stock, preferred stock, exchange-traded funds, mutual funds, and corporate bonds by industry or asset class, please refer to the Schedule of Investments.

(2)Investments in VTB Bank PJSC Via VTB Eurasia DAC (“VTB Bank”) corporate bond in the High Yield Fund is being valued at zero by the Adviser using Level 3 inputs.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the year ended July 31, 2026, the Funds had no Level 1 to Level 2 transfers or Level 2 to Level 3 transfers. As of the year ended July 31, 2026, the High Quality Fund transferred its valuation classification of Boxabl, Inc. from Level 3 to Level 2. Following Boxabl’s completed merger and public listing on July 17, 2026, quoted market prices for the company’s common stock (ticker BXBL), adjusted for a 10% discount to account for a lockup period and applied to the valuation of the High Quality Fund’s preferred shares which are due to begin converting to common shares approximately 14 months after the merger closing date, were determined by the Valuation Designee to be sufficient observable inputs for Level 2 classification.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements.

The following tables are reconciliation of assets in which Level 3 inputs were used in determining value:

High Yield Fund	Balance as of July 31, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026
VTB Bank PJSC Via VTB Eurasia DAC	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

High Quality Fund	Balance as of July 31, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026
Boxabl, Inc.	$ —	$ —	$2,089,232	$ —	$ —	$ —	$(2,089,232)	$ —

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of July 31, 2026:

High Yield Fund

Asset Description	Fair value at 07/31/2026	Valuation technique	Unobservable input(s)	Range	Weighted Average
Non U.S. Government Bonds
VTB Bank PJSC Via VTB Eurasia DAC.	$ —	Asset-Based Valuation	Estimated proceeds from sale(1)	N/A	N/A

(1)A significant increase in this input in isolation would result in a significantly higher fair value measurement.

3.Securities Valuation and Fair Value Measurements (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

The total change in unrealized appreciation attributable to Level 3 investments still held at July 31, 2026 is shown below.

Total Change in Unrealized Appreciation
High Yield Fund	$ —

4. Investment Transactions

For the year ended July 31, 2026, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

			U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
High Yield Fund	$400,952,252	$380,755,858	$—	$—
High Quality Fund	707,544,478	1,021,471,278	1,087,019,250	1,082,023,250

5. Aggregate Unrealized Appreciation And Depreciation – Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation)
High Yield Fund	$209,439,025	$2,084,649	$(10,484,642)	$(8,399,993)
High Quality Fund	1,131,584,754	5,078,915	(5,985,959)	(907,044)

6.Advisory Fees And Other Related Party Transactions

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for these services, the High Yield Fund pays the Adviser 0.75% of its average daily net assets up to and including $1.25 billion, and 0.70% of its average daily net assets over $1.25 billion; and the High Quality Fund pays the Adviser 0.65% of its average daily net assets at all asset levels. For the year ended July 31, 2026, the High Yield Fund and High Quality Fund accrued $1,305,523 and $7,917,420 in management fees, respectively. The Adviser voluntarily waived $221,046 in affiliated fund fees associated with the High Quality Fund’s investment in the High Yield Fund.

Matrix 360 Distributors, LLC (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares effective May 31, 2025. For the year ended July 31, 2026, the Distributor received $14,638 underwriting commissions from the High Quality Fund. The Distributor did not receive any underwriting commissions from the High Yield Fund.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide daily operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ compliance; and (j) maintaining shareholder account records.

For the year ended July 31, 2026, the Funds incurred servicing fees, including out of pocket expenses, pursuant to the ICSA, as follows:

Fund	ICSA Fees
High Yield Fund	$292,445
High Quality Fund	$1,346,404

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

7.Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, Class C, and Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise paid by the Adviser. The Plan provides that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38%, 0.25% and 1.00% of its average daily net assets for Investor Class, Class A, and Class C shares, respectively. The Institutional Shares do not participate in a Plan. For the year ended July 31, 2026, the High Yield and High Quality Funds’ Investor Class shares incurred $161,599 and $261,117, respectively in fees. For the year ended July 31, 2026, the High Quality Fund’s Class A shares incurred $21,047 in fees.

8. Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended July 31, 2026, were as follows:

	Ordinary Income	Long-Term Capital Gains
High Yield Fund	$15,928,349	$—
High Quality Fund	67,742,336	—

The tax character of distributions paid during the fiscal year ended July 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
High Yield Fund	$12,549,250	$—
High Quality Fund	63,692,830	—

The Funds’ distributable earnings are determined only at fiscal year end. As of July 31, 2026, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized (Depreciation)	Total Accumulated Losses
High Yield Fund	$1,625	$—	$(78,450,509)	$—	$(8,399,993)	$(86,848,877)
High Quality Fund	155,481	(11,597,947)	(52,889,361)	—	(907,044)	(65,238,871)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2026, the High Yield Fund did not defer any losses. As of July 31, 2026, the High Quality Fund elected to defer post-October capital losses of $10,881,681 and post-October currency losses of $716,266.

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules. During the year ended July 31, 2026, the High Yield Fund utilized $2,168,369 of non-expiring short-term capital loss carryforwards and $810,966 of non-expiring long-term capital loss carryforwards. During the year ended July 31, 2026, the High Quality Fund did not utilize any capital loss carryforwards.

8. Distributions to Shareholders and Tax Components of Capital (Continued)

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of July 31, 2026, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Non-Expiring Limited	Total Non-Expiring
High Yield Fund	$27,571,674	$50,878,835	$—	$78,450,509
High Quality Fund	19,458,419	564,886	32,866,056	52,889,361

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. At July 31, 2026, there were no reclassifications made by the High Yield Fund or High Quality Fund.

9. Investments In Affiliated Companies

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at July 31, 2026, are noted in the High Quality Fund’s Schedule of Investments. The High Yield Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. As of July 31, 2026, the High Yield Fund is the only affiliated fund of the High Quality Fund. The High Yield Fund was not invested in any affiliated funds at July 31, 2026.

Transactions with affiliated companies during the year ended July 31, 2026 were as follows:

Affiliate:	Value as of July 31, 2025	Shares held as of July 31, 2025	Realized loss(a)	Return of Capital	Change in unrealized appreciation	Purchases	Sales	Value as of July 31, 2026	Shares held as of July 31, 2026	Income received
High Yield Fund	$29,406,758	3,617,067	$(60,534)	$—	$132,875	$—	$—	$29,479,099	3,617,067	$2,726,968

(a)Represents a cost basis adjustment.

As of July 31, 2026, the High Quality Fund had dividends receivable of $218,894 due from the High Yield Fund.

At July 31, 2025, the High Quality Fund had a $841,369 balance due from affiliate from overpayment of shares in connection with the 2024 NAV error. The $841,369 was received by the High Quality Fund on December 8, 2025 (See Note 10).

10. Nav Error

VTB Bank PJSC (“VTB”), a Russian entity held in the High Yield Fund, has been affected by economic sanctions imposed by the United States and other countries since Russia’s military invasion of Ukraine in 2022. Based on these sanctions, on August 15, 2024, the Adviser marked the valuation of VTB to $0.00. Prior to this most recent write-down, the security had previously been written down to approximately 26% of its original value. As a result of the revised valuation the High Yield Fund’s NAV was impacted by $0.19 and $0.31 for the Investor and Institutional Classes, respectively, for the fiscal year ended July 31, 2024, and the Fund’s NAVs were impacted by less than one cent and $0.04 for the Investor Class and Institutional Class, respectively, for the fiscal year ended July 31, 2025. In connection with this valuation error, the Adviser reimbursed the High Yield Fund $1,162,979 during the fiscal year ended July 31, 2024, and an additional $972,265 during the fiscal year ended July 31, 2025. These reimbursements fully remediated the NAV error and ensured that all shareholders were made whole in accordance with the Trust’s NAV error policy. See note 2(h) for amounts recovered by the fund during the year ended July 31, 2026.

Leader Funds Trust

Notes to the Financial Statements (Continued)

July 31, 2026

11.Underlying Investments In Other Investment Companies

Each Fund currently invests a portion of its assets in Fidelity Government Portfolio Institutional Class shares (“FRGXX”). Each Fund may redeem its investment from FRGXX at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of FRGXX. The financial statements of FRGXX, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of the year ended July 31, 2026, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FRGXX was 9.46% and 17.19%, respectively.

12.Market Disruption And Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

13.Commitments And Contingencies

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

14.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2026, National Financial Services, LLC held approximately 28.82% of the voting securities of the High Yield Fund and 27.77% of the voting securities of the High Quality Fund and may be deemed to control the Funds. As of July 31, 2026, LPL Financial held approximately 25.55% of the voting securities of the High Yield Fund and 38.30% of the voting securities of the High Quality Fund and may be deemed to control the Funds.

15.Subsequent Events

On August 31, 2026, the High Yield Fund declared a dividend of $1,566,989 which was paid on September 1, 2026.

On August 31, 2026, the High Quality Fund declared a dividend of $5,305,137 which was paid on September 1, 2026.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any other subsequent events that necessitated disclosures and/or adjustment.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Leader Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Leader Capital Short Term High Yield Bond Fund and the Leader Capital High Quality Income Fund (the “Funds”), each a series of Leader Funds Trust (the “Trust”), including the schedules of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

For the Leader Capital Short Term High Yield Bond Fund the restated financial highlights for the year ended July 31, 2024, the period June 1, 2023 through July 31, 2023, and each of the two years in the period ended May 31, 2023, and the financial highlights for the year ended May 31, 2021 were audited by other auditors, whose reports dated November 21, 2026 and July 30, 2021 expressed unqualified opinions on such statement and financial highlights.

For the Leader Capital High Quality Income Fund the financial highlights for the year ended July 31, 2024, the period June 1, 2023 through July 31, 2023, and each of the two years in the period ended May 31, 2023, and the financial highlights for the year ended May 31, 2021 were audited by other auditors, whose reports dated November 21, 2026 and July 30, 2021 expressed unqualified opinions on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 28, 2026

Leader Funds Trust

Other Information (Unaudited)

July 31, 2026

The Trust, on behalf of the Funds, files a complete statement of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-711-9164; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-711-9164; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The High Yield Fund paid $15,928,349 of ordinary income distributions during the year ended July 31, 2026. The High Quality Fund paid $67,742,336 of ordinary income distributions during the year ended July 31, 2026.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2027 to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their own tax advisors.

LEADER FUNDS TRUST

315 W. Mill Plain Blvd.
Suite 204
Vancouver, WA 98660

INVESTMENT ADVISER

Leader Capital Corp.
315 W. Mill Plain Blvd.
Suite 204
Vancouver, WA 98660

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street
Suite 2900
Philadelphia, PA 19102-2529

LEGAL COUNSEL

K&L Gates, LLP
1601 K Street NW
Washington, DC 20006

CUSTODIAN BANK

U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the year ended July 31, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

On an annual basis, the Board of Trustees (the “Board” or “Trustees”) of Leader Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust or of Leader Capital Corp. (the “Adviser”) (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considers whether to continue the investment advisory agreement with the Adviser (the “Agreement”) with respect to each series of the Trust (each, a “Fund”). At a meeting held on June 6, 2025, the Board, including all of the Independent Trustees, determined that the continuation of the Agreement for each Fund was in the best interest of the Fund and its shareholders, and approved the continuation of the Agreement through July 14, 2026.

At its June 2026 meeting, the Board voted to continue the Agreement without modification, from July 14, 2026 through September 30, 2026 to accommodate the 2026 meeting schedule and provide for more flexibility for scheduling the meetings associated with the Board’s contract renewal process in the future. The Board considered that the approval of the extension to the Agreement will not result in any changes in (i) the investment process or strategies employed in the management of the fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the Agreement; or (iv) the day-to-day management of the Funds or the persons primarily responsible for such management. The Board also considered that since its last approval of the Agreement, the Adviser had provided additional information for each Fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of each Fund’s performance and profitability information. After full consideration of the above factors, as well as other factors that were instructive in evaluating the Agreement, the Board, including all of the Independent Trustees, in its business judgment, concluded that the continuation of the Agreement with respect to each Fund was in the best interest of the respective Fund and its shareholders, and that the Agreement should be renewed, without modification, through September 30, 2026, with the understanding that the Board would consider the annual renewal for a full one year period ending September 30, 2027 at its September 2026 meeting.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. The registrant and its series are open-ended management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. The registrant and its series are open-ended management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. The registrant and its series are open-ended management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. The registrant and its series are open-ended management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Leader Funds Trust

By: John Lekas	/s/ John Lekas
Principal Executive Officer,
Date: October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: John Lekas	/s/ John Lekas
Principal Executive Officer
Date: October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: October 7, 2026